Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Schedule of future minimum lease payments
2014	$82,899
2015	$85,256
2016	$87,614
2017	$89,971
2018	$84,634